Schedule of Investments
(unaudited)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a) (b)
.......... USD 968 $ 962,213
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
20 19,747
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 146,969
Series 2020-C, Class C, 0.00%, 09/27/60 . 470 390,809
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
248 245,198
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 205,868
Series 2020-D, Class C, 0.00%, 06/25/60 . 495 376,604
Series 2021-E, Class B3, 3.95%, 12/25/60
(c)
381 115,126
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,250 209,731
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
. 2,250 2,152,695
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
. 216 198,422
Series 2021-F, Class C, 0.00%, 06/25/61 .. 400 321,017
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,569 1,501,021
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 238,579
Series 2021-G, Class C, 0.00%, 06/25/61 . 461 395,339
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 850 812,301
Series 2023-SFR2, Class F1, 3.95%,
06/17/40
(d)
.................... 600 496,283
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.11% Floor +
2.11%), 7.45%, 08/17/41
(b) (c)
.......... 552 548,006
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.53%, 11/17/38 ................ 475 470,301
Series 2022-CRE6, Class A, (SOFR 30 day
Average at 1.25% Floor + 1.25%), 6.60%,
01/20/37 ..................... 581 573,884
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.45%,
05/28/39
(b) (c)
..................... 1,746 1,380,405
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.52%, 11/16/38
(b) (c)
................ 607 591,612
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.97%, 10/25/36 ................ 1,200 1,073,768
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.77%, 03/25/37 ................ 854 735,361
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.59%, 03/25/37 ................ 495 449,885
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.85%, 02/15/37
(b) (c)
.......... 730 721,274
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.95%, 02/25/37
(c)
................. 1,816 1,351,314
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 7.18%,
05/25/32
(c)
...................... 1,043 1,024,968
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.79%, 07/25/37
(b) (c)
................ 1,483 937,598
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 5.90%,
03/25/37 ..................... USD 1,551 $ 1,192,541
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.34%), 5.68%,
05/25/47 ..................... 2,136 1,714,042
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.63%, 11/25/47 ................ 632 598,185
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.35%,
11/25/34
(c)
....................... 8 7,491
Dryden XXVIII Senior Loan Fund, Series
2013-28A, Class A1LR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.85%,
08/15/30
(b) (c)
..................... 879 879,954
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.92%,
08/17/37 ..................... 350 350,652
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.23%,
10/19/39 ..................... 540 542,829
GITSIT Mortgage Loan Trust, Series 2023-
NPL1, Class A1, 8.35%, 05/25/53
(a) (b)
.... 601 605,007
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.81%, 03/25/36
(c)
...... 97 29,647
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... 1,834 1,573,229
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.79%, 02/17/39
(b) (c)
................ 2,950 2,914,969
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (c)
.......... 1,000 953,911
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.05%,
02/25/36 ..................... 636 505,922
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.77%,
08/25/36 ..................... 1,584 615,516
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
0.00%, 03/19/39
(b) (c)
................ 318 317,205
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.75%,
07/25/36
(c)
...................... 411 161,898
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 39 34,613
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,402,876
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
..... 974 813,688
Progress Residential Trust
(b)
Series 2020-SFR3, Class G, 4.11%,
10/17/27 ..................... 2,750 2,606,289
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 1,488 1,300,946
Series 2021-SFR11, Class F, 4.42%,
01/17/39 ..................... 2,000 1,722,642

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ..................... USD 2,500 $ 2,186,745
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 907,732
RASC Series Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at 0.24%
Floor and 14.00% Cap + 0.35%), 5.93%,
11/25/36
(c)
....................... 1,172 937,477
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
5.99%, 02/25/37
(c)
................. 1,948 811,816
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 5.68%, 01/25/37
(b) (c)
.......... 1,141 664,585
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
...... 1,050 1,005,917
WaMu Asset-Backed Certificates Trust, Series
2007-HE1, Class 2A3, (1-mo. CME Term
SOFR at 0.26% Floor + 0.26%), 5.60%,
01/25/37
(c)
...................... 1,202 549,453
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-HE2, Class 2A3, (1-mo.
CME Term SOFR at 0.36% Floor + 0.36%),
5.70%, 04/25/37
(c)
................. 1,350 496,080
Washington Mutual Asset-Backed
CertificatesTrust, Series 2007-HE2, Class
2A1, (1-mo. CME Term SOFR at 0.10%
Floor + 0.21%), 5.55%, 02/25/37
(c)
...... 2,908 792,919
Total Asset-Backed Securities — 17 .1%
(Cost: $ 51,223,962 ) ............................... 48,843,074
Corporate Bonds
Financial Services — 0.2%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 427 450,052
Total Corporate Bonds — 0 .2%
(Cost: $ 427,580 ) ................................. 450,052
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 18.1%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,111 597,197
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.50%, 01/25/36
(c)
..... 1,803 915,892
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.79%, 02/25/37
(c)
..... 1,483 587,983
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,973 820,470
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,714 668,767
Series 2007-19, Class 1A34, 6.00%,
08/25/37 ..................... 756 383,441
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.71%, 10/25/35
(c)
......... 72 66,103
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
.................... 2,263 2,161,846
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
.................... 177 163,797
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ..................... 388 394,429
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.77%, 07/26/37
(b) (c)
................ USD 1,334 $ 1,151,296
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 5.77%,
01/25/47
(c)
...................... 614 495,027
CFMT LLC, Series 2023-HB11, Class M2,
4.00%, 02/25/37
(b) (c)
................ 1,250 1,096,592
Chase Mortgage Finance Trust, Series 2007-
S2, Class 1A9, 6.00%, 03/25/37 ........ 1,736 965,600
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,919 709,189
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 23 20,988
Series 2006-21, Class A11, 5.75%, 02/25/37 1,175 524,970
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.02%, 04/25/46
(c)
......... 1,241 373,093
Series 2007-8, Class 1A4, 6.00%, 01/25/38 322 144,700
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 5.70%,
08/25/34 ..................... 392 360,624
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
1,162 1,077,299
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 .... 500 450,749
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 610 615,923
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
.................... 1,042 1,022,879
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 5.80%, 03/25/35
(b) (c)
812 734,838
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 561 501,670
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 . 1,985 1,917,729
Series 2020-2, Class M1, 3.90%, 05/25/65 . 2,625 2,446,885
Impac Secured Assets Trust, Series 2006-1,
Class 1A2B, (1-mo. CME Term SOFR at
0.40% Floor and 11.50% Cap + 0.51%),
5.85%, 05/25/36
(c)
................. 928 714,530
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 742 530,111
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. CME Term
SOFR at 0.24% Floor + 0.35%), 5.69%,
07/25/36
(c)
...................... 563 544,529
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 7.35%, 09/25/47
(c)
........... 918 1,184,522
MCM Trust
(e)
Series 2021-VFN1,  3.00%, 08/25/28
(b)
... 534 513,257
Series 2021-VFN1,  0.00%, 09/25/31
(f)
... 405 266,073
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.88%, 11/25/59
(b) (c)
. 2,500 1,764,007
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a) (b)
..................... 1,505 1,455,025
RALI Trust
(c)
Series 2005-QA4, Class A11, 4.52%,
04/25/35 ..................... 2,116 896,761
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 6.00%, 01/25/37 ...... 955 671,834

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.85%, 09/25/35
(b) (c)
................ USD 137 $ 114,721
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 6.00%, 07/25/36 ...... 2,605 508,726
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.70%, 07/25/36 ...... 570 104,793
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 54.00% Cap + 53.08%),
10.40%, 07/25/36 ............... 458 436,767
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.11%, 08/25/35 1,599 691,335
Series 2006-SA2, Class 2A1, 5.36%,
08/25/36 ..................... 99 68,788
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (c) (e)
........ 1,708 1,125,399
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 2,748 2,631,891
Series 2020-3, Class M1, 4.75%, 04/26/60 . 2,829 2,743,901
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
.................... 2,764 2,618,684
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
.................... 1,237 1,183,641
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a) (b)
............. 395 397,424
Verus Securitization Trust
(b)(c)
Series 2020-INV1, Class B1, 5.75%,
03/25/60 ..................... 1,100 1,031,603
Series 2023-INV1, Class M1, 7.59%,
02/25/68 ..................... 1,200 1,217,972
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average 1
Year CMT at 1.25% Floor + 0.80%), 5.86%,
06/25/47
(c)
...................... 1,695 1,338,884
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,142 961,427
Series 2005-9, Class 5A1, 5.50%, 11/25/35 1,073 821,478
Series 2006-2, Class 2CB, 6.50%, 03/25/36 717 459,761
Series 2006-2, Class 3CB, 6.00%, 03/25/36 1,056 795,052
Series 2006-6, Class 3CB1, 7.00%,
08/25/36 ..................... 2,805 1,105,266
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 10/25/46
(c)
......... 105 82,594
Series 2007-5, Class A3, 7.00%, 06/25/37 . 204 155,792
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average + 3.15%), 8.49%, 07/25/59 ... 467 493,290
Series 2021-CL2, Class M2, (SOFR 30 day
Average + 3.70%), 9.04%, 07/25/59 ... 668 679,826
51,679,640
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 23.8%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
USD 370 $ 357,866
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
1.48% Floor + 2.42%), 7.76%, 09/15/34
(b) (c)
137 125,218
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 8.55%, 04/15/34
(b) (c)
.......... 276 172,145
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
...................... 750 480,498
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.10% Floor + 2.27%),
7.61%, 04/15/35 ................ 280 270,006
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.61%, 04/15/35 ................ 229 222,245
BAMLL Commercial Mortgage Securities Trust
(b)
(c)
Series 2018-DSNY, Class A, (1-mo. CME
Term SOFR at 1.10% Floor + 1.15%),
6.48%, 09/15/34 ................ 529 528,756
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34 ................ 160 158,130
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 730 614,307
Series 2021-BN38, Class A5, 2.52%,
12/15/64 ..................... 1,700 1,433,176
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR + 0.56%), 5.90%, 10/25/36 .... 671 630,874
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR + 0.46%), 5.80%, 12/25/36 .... 567 528,076
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.25%, 03/15/37
(b) (c)
.............. 296 282,005
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.50%, 03/15/37
(b) (c)
.............. 150 137,250
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,655,173
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
.................... 650 692,262
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.20%, 04/15/36
(b) (c)
..... 691 683,010
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(b) (c)
................ 120 12,612
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
7.53%, 07/15/35
(b) (c)
................ 269 262,356
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 6.50%,
09/15/38 ..................... 1,000 984,408
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 9.05%,
09/15/38 ..................... 750 737,578
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 8.33%,
05/15/39 ..................... 370 371,972

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.45% Floor + 1.56%), 6.90%,
10/15/36
(c)
.................... USD 1,190 $ 1,185,451
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(c)
.................... 683 607,531
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,197,957
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38
(c)
............... 139 135,378
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
6.10%, 05/15/38
(c)
............... 620 613,388
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38
(c)
............... 132 128,633
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 6.14%,
10/15/38
(c)
.................... 2,692 2,656,913
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27
(c)
............... 260 260,487
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 6.35%,
02/15/39
(c)
.................... 1,369 1,357,466
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 6.65%,
02/15/39
(c)
.................... 1,256 1,236,774
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 8.54%,
02/15/39
(c)
.................... 256 255,360
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 826 744,049
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
.................... 71 61,075
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.35%, 10/15/36
(c)
............... 300 295,875
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36
(c)
............... 128 121,854
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 02/15/36
(c)
............... 705 699,052
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.15%, 01/15/34
(c)
............... 383 380,018
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.35%, 06/15/36
(c)
............... 275 261,463
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.50%, 08/15/39
(c)
............... 169 169,009
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
8.00%, 08/15/41
(c)
............... 695 695,919
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43
(c)
............... 298 298,251
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.82%,
04/15/37
(c)
.................... 108 108,022
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(c)
............... 700 694,312
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 01/15/39
(c)
............... USD 450 $ 418,617
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.94%, 02/15/41
(c)
... 410 409,872
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b) (c)
..................... 540 345,391
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ..... 600 572,807
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
...................... 336 285,603
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 8.67%,
08/15/36
(b) (c)
..................... 250 252,450
Cold Storage Trust
(b)(c)
Series 2020-ICE5, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.35%, 11/15/37 ................ 688 685,946
Series 2020-ICE5, Class F, (1-mo. CME
Term SOFR at 3.49% Floor + 3.61%),
8.95%, 11/15/37 ................ 703 698,076
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 ..................... 14 13,683
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ..................... 492 479,913
Series 2015-CR25, Class C, 4.67%,
08/10/48
(c)
.................... 255 243,222
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
.................... 806 765,921
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
.................... 1,580 1,445,700
Credit Suisse Mortgage Capital Certificates
(b)(c)
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.36%, 05/15/36 ................ 549 548,292
Series 2019-ICE4, Class E, (1-mo. CME
Term SOFR at 2.15% Floor + 2.20%),
7.53%, 05/15/36 ................ 279 278,248
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class C, 4.24%, 06/15/52
(c)
... 251 214,839
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.52%),
11.86%, 10/15/37
(c)
.............. 600 520,933
Series 2020-NET, Class C, 3.53%, 08/15/37 100 91,962
Series 2021-980M, Class E, 3.65%,
07/15/31
(c)
.................... 365 322,414
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38
(c)
............... 300 293,353
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24
(c)
............... 380 382,137
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b) (c)
..... 210 204,943
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.53%, 07/15/38 ................ 354 352,388
Series 2021-ESH, Class F, (1-mo. CME
Term SOFR at 3.70% Floor + 3.81%),
9.15%, 07/15/38 ................ 741 737,395

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class A,
(1-mo. CME Term SOFR at 1.12% Floor +
1.35%), 6.68%, 12/15/36
(b) (c)
.......... USD 608 $ 607,813
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 335 328,327
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(c)
.................... 700 687,772
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 9.00%,
10/15/36 ..................... 300 294,773
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.85%, 12/15/36 ................ 870 856,233
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.03%, 11/15/27 ................ 374 374,949
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 03/15/28 ................ 520 520,162
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.15% Floor +
1.20%), 6.53%, 05/15/38
(b) (c)
.......... 250 249,063
Hilton USA Trust, Series 2016-HHV, Class C,
4.33%, 11/05/38
(b) (c)
................ 519 494,178
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.60%, 10/15/36 ................ 772 743,644
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ................ 590 550,256
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ................ 410 376,137
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(b) (c)
..... 208 175,063
IMT Trust, Series 2017-APTS, Class BFX,
3.61%, 06/15/34
(b) (c)
................ 1,250 1,230,298
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)(c)
Series 2016-NINE, Class A, 2.95%, 09/06/38 640 599,396
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 654 593,472
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 04/15/38 ................ 576 574,226
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.87%),
8.21%, 12/15/36 ................ 532 533,467
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.51%, 09/15/39 ................ 539 540,344
Series 2022-OPO, Class D, 3.56%, 01/05/39 350 224,875
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.85%, 06/25/37
(b) (c)
.......... 669 661,333
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.80%, 03/15/38
(b) (c)
.......... 164 158,572
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(b) (c)
................ 128 129,191
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(b)(c)
Series 2021-MDLN, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
6.40%, 11/15/38 ................ USD 554 $ 548,796
Series 2021-MDLN, Class E, (1-mo. CME
Term SOFR at 3.15% Floor + 3.26%),
8.60%, 11/15/38 ................ 146 143,359
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.45%, 11/15/38 ................ 141 138,849
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 ............... 244 237,734
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(c)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
6.40%, 12/15/34 ................ 470 459,321
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.25% Floor + 4.22%),
9.55%, 12/15/34 ................ 300 279,990
MFT Trust, Series 2020-ABC, Class C, 3.59%,
02/10/42
(b) (c)
..................... 192 109,485
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.25%, 04/15/38
(b) (c)
320 317,714
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 128 133,537
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
.................... 595 507,491
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.................... 555 453,007
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,769,239
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.54%, 07/15/35
(b) (c)
.............. 595 591,998
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (US Prime Rate +
1.00%), 8.50%, 06/15/35
(b) (c)
.......... 28 25,420
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 1,072 924,937
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.42%, 10/15/28
(b) (c)
................ 330 331,514
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (1-mo. CME Term
SOFR at 6.00% Floor + 6.11%), 11.45%,
07/15/38
(b) (c)
..................... 300 48,658
SMRT, Series 2022-MINI, Class A, (1-mo.
CME Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(b) (c)
................ 566 559,748
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME
Term SOFR at 0.73% Floor + 0.85%),
6.18%, 11/15/38 ................ 574 568,377
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 8.07%,
11/15/38 ..................... 718 687,767
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
6.27%, 11/15/36 ................ 1,255 1,244,803
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 6.02%, 07/15/36
(b) (c)
.......... 1,243 1,226,297

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(b) (c)
................ USD 500 $ 498,745
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 . 1,205 981,725
Series 2019-3, Class M6, 6.03%, 10/25/49 . 1,279 896,134
Series 2020-1, Class M4, 3.54%, 02/25/50 . 626 503,805
Series 2021-4, Class M5, 5.68%, 12/26/51 . 1,970 1,461,549
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ..................... 408 393,874
Series 2015-C30, Class B, 4.40%,
09/15/58
(c)
.................... 500 480,150
Series 2016-C32, Class B, 4.89%,
01/15/59
(c)
.................... 500 476,168
Series 2018-1745, Class A, 3.87%,
06/15/36
(b) (c)
................... 1,990 1,730,377
Series 2018-AUS, Class A, 4.19%,
08/17/36
(b) (c)
................... 620 581,204
Series 2020-SDAL, Class B, (1-mo. CME
Term SOFR at 1.34% Floor + 1.45%),
6.79%, 02/15/37
(b) (c)
.............. 405 400,898
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b) (c)
..................... 660 662,063
67,946,542
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 6.60% Cap
+ 6.49%), 1.15%, 02/25/37 ........... 742 120,621
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
6.70% Cap + 6.59%), 1.25%, 05/25/37 ... 3,858 474,326
594,947
Interest Only Commercial Mortgage-Backed Securities — 1.2%
(c)
BANK, Series 2017-BNK9, Class XA, 0.90%,
11/15/54 ........................ 3,396 73,722
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.73%, 04/15/53 2,983 183,535
Series 2020-C7, Class XB, 1.10%, 04/15/53 1,000 53,558
Series 2023-C20, Class XA, 1.07%,
07/15/56 ..................... 11,999 652,397
Benchmark Mortgage Trust
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.65%, 03/15/53 ..... 15,395 365,665
Series 2023-V3, Class XA, 1.05%, 07/15/56 19,996 635,685
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
... 3,975 180,637
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.70%,
11/15/51 ..................... 1,044 20,732
Series 2019-C16, Class XA, 1.70%,
06/15/52 ..................... 3,880 238,100
MIRA Trust, Series 2023-MILE, Class X, 0.25%,
06/10/38
(b)
...................... 28,000 108,195
ORL Trust, Series 2023-GLKS, Class XCP,
0.48%, 10/19/36
(b)
................. 115,920 387,973
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.60%, 10/15/52 ....... 3,178 192,379
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.30%, 11/15/50 .... USD 3,590 $ 125,653
3,218,231
Total Non-Agency Mortgage-Backed Securities — 43 .3%
(Cost: $ 129,964,737 ) .............................. 123,439,360
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ...... 200 171,649
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2411 , Class FJ , (SOFR
30 day Average at 0.35% Floor and 9.00%
Cap + 0.46%), 5.81% , 12/15/29
(c)
....... 2 1,760
Federal National Mortgage Association
Series 2010-134 , Class KZ , 4.50% , 12/25/40 107 96,387
Series 2010-141 , Class LZ , 4.50% , 12/25/40 219 211,920
Series 2011-131 , Class LZ , 4.50% , 12/25/41 151 139,668
Federal National Mortgage Association Variable
Rate Notes , Series 2018-32 , Class PS ,
(SOFR 30 day Average at 7.23% Cap +
7.10%), 0.86% , 05/25/48
(c)
........... 158 136,535
Government National Mortgage Association ,
Series 2019-29 , Class HY , 3.50% , 03/20/49 100 81,725
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.65% , 07/20/39
(c)
.............. 147 152,448
992,092
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(b) (c)
................ 288 248,289
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 164 150,431
398,720
Interest Only Collateralized Mortgage Obligations — 5.2%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 78 3,140
Series 5159 , Class KI , 3.00% , 11/25/51 ... 553 69,967
Series 5159 , Class PI , 3.00% , 11/25/51 ... 859 123,753
Series 5176 , Class QI , 3.00% , 12/25/51 .. 557 82,608
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119 , Class SC , (SOFR 30 day
Average at 6.15% Cap + 6.04%),
0.69% , 10/15/42 ................ 625 71,806
Series 4901 , Class CS , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.64% , 07/25/49 ................ 447 49,150
Series 4941 , Class SH , (SOFR 30 day
Average at 5.95% Cap + 5.84%),
0.49% , 12/25/49 ................ 418 41,745
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 456 53,013
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 201 40,298
Series 2017-68 , Class IE , 4.50% , 09/25/47 582 102,415
Series 2021-23 , Class CI , 3.50% , 07/25/46 592 97,753
Series 2021-41 , 3.50% , 07/25/51 ....... 708 122,370

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60 , Class SD , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.64% , 09/25/46 ................ USD 868 $ 71,298
Series 2016-78 , Class CS , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.64% , 05/25/39 ................ 1,107 88,909
Series 2017-70 , Class SA , (SOFR 30
day Average at 6.15% Cap + 6.04%),
0.69% , 09/25/47 ................ 567 71,149
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 17,999 2,739,469
Series 2021-64 , Class IH , 3.00% , 02/20/51 19,698 3,047,490
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 21,580 3,289,042
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,020 153,099
Series 2022-88 , Class IA , 3.00% , 08/20/50 28,732 4,501,796
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 6.20% Cap +
6.09%), 0.75% , 07/20/47
(c)
........... 380 44,892
14,865,162
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110 , Class X1 , 1.81% , 04/25/30 .. 5,309 427,391
Series KPLB2 , Class X , 0.44% , 06/25/33 .. 16,982 381,899
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.85% , 06/16/58 ...... 7,694 296,326
Series 2020-43 , 1.26% , 11/16/61 ....... 2,115 151,102
1,256,718
Mortgage-Backed Securities — 55.3%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 491 466,190
3.00% , 09/01/27 - 12/01/46 ........... 306 285,514
3.50% , 12/01/41 - 01/01/48 ........... 1,075 1,007,937
4.00% , 08/01/40 - 12/01/45 ........... 319 307,152
4.50% , 07/01/26 - 09/01/48 ........... 438 435,486
5.00% , 05/01/35 - 02/01/42 ........... 576 581,929
5.50% , 02/01/35 - 06/01/41 ........... 310 319,436
6.00% , 08/01/28 - 11/01/39 ........... 11 11,550
Federal National Mortgage Association
3.50% , 11/01/46 .................. 315 295,863
4.00% , 01/01/41 .................. 26 24,865
6.00% , 07/01/39 .................. 236 241,617
Federal National Mortgage Association Variable
Rate Notes
(c)
3.06% , 09/01/27 .................. 160 153,215
3.22% , 03/01/27 .................. 487 470,321
Government National Mortgage Association
3.00% , 02/15/45 - 01/20/51 ........... 670 603,660
3.50% , 01/15/42 - 10/20/46 ........... 749 703,528
4.00% , 04/20/39 - 06/20/50 ........... 2,493 2,387,747
4.50% , 09/20/39 - 04/20/47 ........... 1,430 1,423,154
5.00% , 12/15/34 - 07/20/44 ........... 993 1,008,534
5.50% , 07/15/38 - 12/20/41 ........... 329 339,969
6.50% , 10/15/38 - 02/20/41 ........... 95 98,667
Uniform Mortgage-Backed Securities
1.50% , 02/25/39 - 02/25/54
(g)
.......... 8,437 6,902,585
2.00% , 10/01/31 - 12/01/31 ........... 255 237,458
2.00% , 02/25/39 - 02/25/54
(g)
.......... 24,410 19,944,824
2.50% , 04/01/30 - 03/01/32 ........... 798 756,321
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 02/25/39 - 02/25/54
(g)
.......... USD 24,981 $ 21,129,621
3.00% , 04/01/28 - 08/01/50 ........... 2,050 1,925,626
3.00% , 02/25/54
(g)
................. 11,706 10,244,579
3.50% , 11/01/27 - 06/01/52 ........... 7,093 6,506,262
3.50% , 02/25/54
(g)
................. 7,557 6,877,340
4.00% , 08/01/31 - 05/01/52 ........... 5,167 4,931,718
4.00% , 02/25/54
(g)
................. 5,178 4,873,948
4.50% , 07/01/24 - 10/01/52 ........... 10,139 9,898,015
4.50% , 02/25/54
(g)
................. 16,073 15,539,513
5.00% , 06/01/26 - 10/01/52 ........... 7,064 7,062,301
5.00% , 02/25/54
(g)
................. 14,351 14,163,111
5.50% , 05/01/34 - 03/01/53 ........... 11,923 12,086,308
6.00% , 12/01/32 - 09/01/40 ........... 310 322,461
6.00% , 02/25/54
(g)
................. 3,075 3,117,101
6.50% , 09/01/36 - 05/01/40 ........... 82 86,270
157,771,696
Principal Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53 .................. 2,184 1,772,400
Total U.S. Government Sponsored Agency Securities — 62 .0%
(Cost: $ 178,538,620 ) .............................. 177,056,788
Total Long-Term Investments — 122.6%
(Cost: $ 360,154,899 ) .............................. 349,789,274
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 5.24%
(h)
.......... 1,984,450 1,984,450
Total Money Market Funds — 0 .7%
(Cost: $ 1,984,450 ) ............................... 1,984,450
Par (000)
Pa r (000)
U.S. Treasury Obligations — 12.3%
U.S. Treasury Bills , 5.27% , 03/14/24
(i)
...... 35,425 35,206,886
Total U.S. Treasury Obligations — 12 .3%
(Cost: $ 35,208,664 ) ............................... 35,206,886
Total Short-Term Securities — 13.0%
(Cost: $ 37,193,114 ) ............................... 37,191,336
Total Investments Before Options Written and TBA Sale
Commitments — 135 .6%
(Cost: $ 397,348,013 ) .............................. 386,980,610
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (312,180) ) .................... (294,339)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 1 .8 ) %
Government National Mortgage Association ,
6.00% , 02/15/54
(g)
................. USD (5,160) $ (5,238,702)
Total TBA Sale Commitments — ( 1 .8 ) %
(Proceeds: $ (5,231,958) ) ........................... (5,238,702)
Total Investments Net of Options Written and TBA Sale
Commitments — 133 .7%
(Cost: $ 391,803,875 ) .............................. 381,447,569
Liabilities in Excess of Other Assets — (33.7) % ............ (96,063,802)
Net Assets — 100.0% ...............................
$ 285,383,767
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 8 03/19/24 $ 936 $ 9,856
U.S. Treasury Ultra Bond ..................................................... 38 03/19/24 4,914 292,946
U.S. Treasury 2-Year Note .................................................... 2 03/28/24 411 3,416
306,218
Short Contracts
3-mo. SOFR Interest Futures .................................................. 2 03/19/24 473 8,050
U.S. Treasury 10-Year Note ................................................... 250 03/19/24 28,090 150,770
U.S. Treasury Long Bond ..................................................... 10 03/19/24 1,226 22,211
U.S. Treasury 5-Year Note .................................................... 75 03/28/24 8,133 (161,041)
3-mo. SOFR Interest Futures .................................................. 2 06/18/24 474 (428)
3-mo. SOFR Interest Futures .................................................. 2 09/17/24 477 (3,078)
3-mo. SOFR Interest Futures .................................................. 2 12/17/24 479 10
16,494
$ 322,712
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,150 $ (118,775)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (124,332)
(243,107)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,150 (26,146)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (25,086)
(51,232)
$ (294,339)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 1,200 $ (14,935) $ — $ (14,935)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 7,700 (81,092) — (81,092)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 10,783 — 10,783
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (10,879) — (10,879)
1-day SOFR Annual 3.41% Annual 11/21/25 USD 9,400 (164,824) — (164,824)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 10,300 (20,338) — (20,338)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 8,316 — 8,316

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 $ (8,510) $ — $ (8,510)
$ (281,479) $ — $ (281,479)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 445,304 $ 287,307 $ 157,997
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2 .00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (18,185) $ (4,788) $ (13,397)
CMBX.NA.9.A ........ 2 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (18,185) (4,863) (13,322)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 (315,591) (222,859) (92,732)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,012 (145,370) (40,579) (104,791)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (81,000) (89,861) 8,861
$ (578,331) $ (362,950) $ (215,381)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock U.S. Mortgage Portfolio

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 48,843,074 $ — $ 48,843,074
Corporate Bonds ........................................ — 450,052 — 450,052
Non-Agency Mortgage-Backed Securities ........................ — 121,534,631 1,904,729 123,439,360
U.S. Government Sponsored Agency Securities .................... — 177,056,788 — 177,056,788
Short-Term Securities
Money Market Funds ...................................... 1,984,450 — — 1,984,450
U.S. Treasury Obligations ................................... — 35,206,886 — 35,206,886
Liabilities
Investments
TBA Sale Commitments .................................... — (5,238,702) — (5,238,702)
$ 1,984,450 $ 377,852,729 $ 1,904,729 $ 381,741,908
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 166,858 $ — $ 166,858
Interest rate contracts ....................................... 487,259 19,099 — 506,358
Liabilities
Credit contracts ........................................... — (224,242) — (224,242)
Interest rate contracts ....................................... (164,547) (594,917) — (759,464)
$ 322,712 $ (633,202) $ — $ (310,490)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)